BUSINESS DESCRIPTION, Economic Context (Details)		1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 12, 2023	Nov. 30, 2024	Oct. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023 ARS ($)	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) ARS ($)	Dec. 31, 2024 ARS ($) USD ($)	Apr. 03, 2024	Dec. 10, 2023 $ / $	Dec. 09, 2023 $ / $
Economic context [Abstract]
Cumulative increase in inflation rate			2.70%	11.00%	13.20%	20.60%			117.80%	211.40%
Exchange rate (in Ps. per dollars)							808,450			808,450	1,032,000		800	366
Percentage of consumer price index variation							25.50%
Percentage of wholesale price index variation									67.10%	276.40%
Percentage of monthly devaluation peso against U.S. dollars	2.00%
Percentage of inflation measured by CPI										27.70%
Exchange rate gap									150.00%
Percentage of exchange rate gap									13.00%
Emerging markets bond index measurement points									19.06%	6.35%
Percentage increase (decrease) of economic activity		0.90%						2.10%
Percentage of wage index											145.50%	47.00%
Unemployment rate								6.90%
Net reserves on foreign currency translation									$ 29,612,000,000	$ 23,073,000,000
Surplus (deficit) on trade									$ 18,899,000,000	$ (6,925,000,000)
Financial surplus											$ 1,800,000,000,000
Percentage of financial surplus equivalent GDP									0.30%
Percentage of primary surplus equivalent GDP									1.80%
Decrease in primary expenditure									27.00%
Public emergency period									1 year
Term of additional extension on license granted									20 years
Term of the extension									10 years